2. GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Going Concern Details Narrative
Working capital deficiency	$ 2,412,431
Stockholders Deficit	2,360,813	$ 1,896,936	$ 1,225,682
Net Cash Used In Operating Activities	$ 1,011,841	$ 967,563